TAXATION - Components of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income (loss) before income tax benefit (expense)
Income (loss) from China operations	¥ 2,484,608		¥ 6,302,358	¥ 2,417,298
Loss from non-China operations	(1,343,882)		(1,915,239)	(3,693,062)
Income (loss) before income tax expense	1,140,726	$ 179,006	4,387,119	(1,275,764)
Income tax expense (benefit) from China operations
Current income tax expense	1,759,725		1,891,723	1,332,238
Deferred tax benefit	(169,673)		(359,429)	(438,661)
Income tax expense (benefit) from China operations	1,590,052		1,532,294	893,577
Income tax expense from non-China operations	75,440		76,502	10,786
Total income tax expense (benefit)	¥ 1,665,492	$ 261,352	¥ 1,608,796	¥ 904,363